Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock option activity
The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	234,465	$12.37	8.5
Granted	—	$—
Exercised	—	$—
Forfeited	(1,781)	$14.41
Outstanding at March 31, 2013	232,684	$12.35	8.2	$—

Vested and expected to vest at March 31, 2013	219,158	$12.62	8.2	$—

Exercisable at March 31, 2013	97,611	$17.82	7.7	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2010	137,896	$24.88
Granted	130,569	$11.34
Exercised	(18,735)	$4.40
Forfeited	(74,858)	$25.36
Outstanding at December 31, 2011	174,872	$16.76
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(25,159)	$20.45
Outstanding at December 31, 2012	234,465	$12.37	8.5	$—

Vested and expected to vest at December 31, 2012	218,118	$12.69	8.4	$—

Exercisable at December 31, 2012	71,442	$21.45	7.6	$—

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock activity
The following table summarizes restricted stock activity under the Plans:

	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2012	74,372	$7.81
Granted	—	$—
Vested	(19,221)	$8.35
Forfeited	(212)	$15.81
Nonvested at March 31, 2013	54,939	$7.60

During 2011 and 2012, the Company issued options to purchase 129,569, and 87,184 shares of common stock, respectively, to employees and non-employee directors under the Plans. The per-share weighted-average fair value of the options granted to employees during 2011 and 2012 was estimated at $6.10, and $5.66, respectively, on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	79%	84%
Expected term	5.5 years	6.0 years
Risk-free interest rate	1.4%	1.1%
Dividend yield	None	None

Non-employee consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions
During 2011, the Company issued options to purchase 1,000 shares of common stock to non-employee consultants under the Plan. No options were granted to non-employees during the year ended December 31, 2012. The per-share weighted-average fair value of the options granted to non-employees during 2011 was estimated at $2.90 on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2011	2012

Volatility	89%	Not applicable
Expected term	5 years	Not applicable
Risk-free interest rate	0.8%	Not applicable
Dividend yield	None	Not applicable